Employees Benefits (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$) Number	Dec. 31, 2023 BRL (R$) Number
Employees Benefits
Expected contribution plans 2017 | R$	R$ 28,903	R$ 26,911
Number of participants under plan | Number	34,354	35,644